CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Time charter and voyage revenues	$ 1,344,143	$ 1,334,066	$ 1,306,889
Time charter and voyage expenses (including $16,511, $0 and $0 to related parties)	(127,758)	(146,429)	(160,231)
Vessel operating expenses (including $51,344, $351,361 and $336,590 to related parties)	(384,376)	(362,724)	(357,781)
General and administrative expenses	(92,033)	(85,165)	(80,559)
Depreciation and amortization	(348,933)	(292,077)	(261,144)
Amortization of unfavorable lease terms	11,680	12,718	19,922
Gain on sale of vessels, net	16,926	25,760	50,248
Interest expense and finance cost, net	(134,782)	(124,529)	(133,642)
Interest income	12,806	13,803	10,699
Other income	2,386	582	53,682
Other expense	(14,725)	(8,697)	(14,438)
Net income	285,334	367,308	433,645
Other comprehensive loss
Unrealized loss on cash flow hedges	(2,261)
Total other comprehensive loss	(2,261)
Total comprehensive income	283,073	367,308	433,645
Net income
Common Unitholders	279,342	359,867	424,974
General Partner	$ 5,992	$ 7,441	$ 8,671
Earnings per common unit (see Note 18)
Earnings per common unit, basic	$ 9.59	$ 11.98	$ 14.08
Earnings per common unit, diluted	$ 9.59	$ 11.98	$ 14.08